Leases	12 Months Ended
Dec. 31, 2022
Leases
Leases

Note 18. Leases

The Company primarily enters into leases for office space that are classified as operating leases.  Most leases are not cancelable prior to their expiration.  During the years ended December 31, 2022 and 2021, the Company accounted for leases in accordance with ASC Topic 842, Leases, by recording right-of-use assets and lease liabilities. During the year ended December 31, 2020, the Company accounted for its leases under ASC Topic 840, Leases.

In May 2021, the Company entered into a lease agreement for office space in Burlington, MA which expires in December 2032 and includes approximately $27.3 million of legally binding minimum lease payments. As stated in the lease, the Company and the landlord agreed to a payment schedule that includes escalating rent payments beginning on the lease commencement date.  The lease contains a tenant improvement allowance of $5.2 million, which is recognized as a reduction of minimum lease payments and recognized on a straight-line basis over the term of the lease. As of December 31, 2022, the Company has fully utilized the tenant improvement allowance. The lease also includes termination and renewal options to be exercised at the discretion of the Company. These options are not reflected in the lease term as it is not reasonably certain that they will be exercised.  The Company gained access to the office space and began recognizing expense for the lease in the third quarter of 2021. The rent expense is included below in the operating lease cost table.

The following table presents the components of operating lease cost for the years ended December 31, 2022 and 2021 (in thousands):

	Year ended December 31,
	2022	2021
Operating lease cost	$4,300	$2,927
Short-term lease cost	249	287
Variable lease cost	353	100
Total operating lease cost	$4,902	$3,314

Rent expense for operating leases was $2.1 million for the year ended December 31, 2020.

The expected maturities related to the Company’s leases with initial non-cancellable lease terms in excess of one year as of December 31, 2022 are as follows:

Year ended December 31,	Operating Lease Payments
2023	$3,493
2024	4,434
2025	4,652
2026	4,763
2027	4,875
2027 and thereafter	18,340
Total gross operating lease payments	40,557
Less: imputed interest	(8,665)
Total operating lease liabilities, reflecting the present value of net lease payments	$31,892

Additional information related to operating leases is presented as follows:

	December 31,
	2022	2021
Weighted average remaining lease term (in years)	8.8	9.4
Weighted average discount rate	5.5%	5.5%

	Year ended December 31,
	2022	2021
Cash paid for amounts included in the measurement of lease liabilities:
Operating lease payments, included in cash flows from operating activities	$2,042	$1,012

Non-cash additions to operating lease assets	$—	$13,929